                                     September 22, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                             RULE 24f-2 NOTICE FOR
                          LIQUID CAPITAL INCOME TRUST
                Securities Act of 1933 Registration No. 2-51998
                -----------------------------------------------

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant, Liquid Capital Income Trust, hereby advises as follows:

         1. The fiscal year for which this Notice is filed is the fiscal year ended July 31, 1995.

         2. The number of securities of the same class or series registered under the Securities Act of 1933, as amended, other than pursuant to Rule 24f-2 which remained unsold at the beginning of said fiscal year is none.

         3. The number of such securities registered during said fiscal year other than pursuant to Rule 24f-2 is none.

         4. The number of such securities sold during said fiscal year is 581,045,745 shares (exclusive of 12,656,143 shares issued on reinvestment of dividends).*

         5. The number of such securities sold during said fiscal year in reliance upon registration pursuant to Rule 24f-2 is 581,045,745 shares.*


*Calculation of the filing fee is on Page 2 of this Notice.

Securities and Exchange Commission
September 22, 1995
Page 2

                                                                      Aggregate Sale
                                           Number of Shares         (Redemption) Price
                                           ----------------         ------------------
Shares sold during the fiscal
year ended July 31, 1995                        581,045,745            $581,045,745

Aggregate redemptions during the
fiscal year ended July 31, 1995                (636,266,272)          ($636,266,272)

Aggregate redemptions previously
applied pursuant to Rule 24e-2(a)
                                                   -0-                     -0-
                                             --------------           --------------

Net aggregate sales (redemptions)
                                                (55,220,527)           ($55,220,527)
                                             ==============           ==============

Amount of filing fee at
one-twenty-ninth of one percent
of net aggregate sales price                                               -0-
                                                                      ==============


                                                     LIQUID CAPITAL INCOME TRUST


                                                    /s/Michele R. Fogarty
                                                       Michele R. Fogarty
                                                       Secretary & Treasurer